Schedule of Pre-Tax Income (Loss) Effects of Fair Value Hedges and Related Hedged Items (Detail) (Fair value hedges, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative instrument, gain (loss) recognized in net income (loss)	$ (39)	$ (6)	$ (30)	$ (52)	$ (17)
Hedged item, gain (loss) recognized in net income (loss)	39	5	29	52	17
Other impacts to net income (loss)	8	11	36	60	87
Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative [Line Items]
Derivative instrument, gain (loss) recognized in net income (loss)		0	1	3	3
Hedged item, gain (loss) recognized in net income (loss)		0	(1)	(3)	(3)
Interest Rate Swaps Hedging Assets | Net Investment Income
Derivative [Line Items]
Other impacts to net income (loss)		(1)	(4)	(9)	(12)
Interest Rate Swaps Hedging Liabilities | Net Investment Gains (Losses)
Derivative [Line Items]
Derivative instrument, gain (loss) recognized in net income (loss)	(8)	(9)	(30)	(52)	(32)
Hedged item, gain (loss) recognized in net income (loss)	8	9	30	52	32
Interest Rate Swaps Hedging Liabilities | Interest credited
Derivative [Line Items]
Other impacts to net income (loss)	8	11	38	66	96
Foreign currency swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Derivative instrument, gain (loss) recognized in net income (loss)	(31)	3	(1)	(3)	12
Hedged item, gain (loss) recognized in net income (loss)	31	(4)		3	(12)
Foreign currency swaps | Interest credited
Derivative [Line Items]
Other impacts to net income (loss)	$ 0	$ 1	$ 2	$ 3	$ 3